Long-Term Debt (Tables)	12 Months Ended
Jan. 31, 2022
Schedule of debt

Debt consisted of the following (in thousands):

	Successor	Predecessor (SLH)
	January 31, 2022	January 31, 2021
Term Loan - current portion	$4,800	$5,200
Current maturities of long-term debt	$4,800	$5,200

Term Loan - long-term portion	474,000	514,800
Less: Fresh-Start Reporting Fair Value Adjustment	—	(4,564)
Less: Original Issue Discount - long-term portion	(6,724)	—
Less: Deferred Financing Costs - long-term portion	(5,091)	—
Long-term debt	$462,185	$510,236

Schedule of maturities of long term debt

The Company’s debt outstanding as of January 31, 2022 matures as shown below (in thousands):

Fiscal year ended January 31:
2023	$4,800
2024	4,800
2025	4,800
2026	4,800
2027	4,800
Thereafter	454,800
Total payments	478,800
Less: Current portion	(4,800)
Less: Unamortized original issue discount and issuance costs	(11,815)
Long-term portion	$462,185